Loans and Leases Held for Investment, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases held for investment, net of discounts	$ 13,252,724	$ 12,505,089
Allowance for loan and lease losses	(63,690)	(82,102)	(77,765)	(93,689)
Total loans and leases held for investment, net	13,189,034	12,422,987
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases held for investment, net of discounts	7,044,743	6,708,748
Allowance for loan and lease losses	(26,497)	(33,631)	(43,454)	(46,584)
Commercial and Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases held for investment, net of discounts	4,812,970	4,771,768
Allowance for loan and lease losses	(29,987)	(39,863)	(28,209)	(33,490)
Lease financing receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases held for investment, net of discounts	1,237,941	836,935
Allowance for loan and lease losses	(4,273)	(3,181)	(3,766)	(2,454)
Total loans and leases held for investment, net	1,035,199	833,754
Home equity lines [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases held for investment, net of discounts	151,916	179,600
Allowance for loan and lease losses	(2,812)	(5,265)	(2,186)	(10,907)
Consumer and credit card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases held for investment, net of discounts	5,154	8,038
Allowance for loan and lease losses	$ (121)	$ (162)	$ (150)	$ (254)